COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum capital payment under non-cancellable agreements

As of December 31,
2022
RMB
2023	314,793
2024	11,675
Total	326,468